Property, Plant and Equipment (Components of Property Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ (2,449)	$ (1,821)
Property, plant and equipment, net	16,299	16,164	0
Successor [Member] | Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	265	265
Successor [Member] | Network equipment, site costs and related software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	14,902	13,524
Successor [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	745	725
Successor [Member] | Non-network internal use software, office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	866	794
Successor [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	1,970	2,677
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Less accumulated depreciation			(34,291)
Property, plant and equipment, net			13,607
Predecessor [Member] | Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment			330
Predecessor [Member] | Network equipment, site costs and related software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment			37,692
Predecessor [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment			4,893
Predecessor [Member] | Non-network internal use software, office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment			1,860
Predecessor [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Construction in progress			$ 3,123